Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedules of Risks Arising from Financial Instruments
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2019, and December 31, 2018.

	Outstanding at December 31, 2019		Outstanding at December 31, 2018
(Pounds in millions)	Pounds	US$/lb.	Pounds	US$/lb.
Receivable positions
Copper	65	$2.80	93	$2.70
Zinc	239	$1.04	208	$1.12
Lead	74	$0.87	24	$0.91
Payable positions
Zinc payable	79	$1.04	77	$1.12
Lead payable	10	$0.87	16	$0.91
U.S. dollar financial instruments subject to foreign exchange risk consist of U.S. dollar denominated items held in Canada and are summarized below. This risk is reduced by our policy to apply a hedge against our U.S. dollar net investments using our U.S. dollar debt.

(US$ in millions)	December 31, 2019	December 31, 2018
Cash and cash equivalents	$85	$907
Trade and settlement receivables	505	640
Trade accounts payable and other liabilities	(459)	(421)
Debt	(3,209)	(3,809)
	(3,078)	(2,683)
Net investment in foreign operations hedged	2,969	2,628
Net U.S. dollar exposure	$(109)	$(55)

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2019, the scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2020	$23	$29
2021	117	152
2022	202	262
2023	220	286
2024	—	—
Thereafter	2,670	3,469
	$3,232	$4,198
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2019 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities (Note 18)	$2,498	$—	$—	$—	$2,498
Debt (Note 19(d))	29	414	286	3,469	4,198
Lease liabilities (Note 20(b))	162	193	109	676	1,140
Estimated interest payments on debt	235	444	410	3,126	4,215
Estimated interest payments on lease liabilities	9	11	6	39	65

Schedule of Sensitivity Analysis for Types of Market Risk
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2019, and December 31, 2018.

	Outstanding at December 31, 2019		Outstanding at December 31, 2018
(Pounds in millions)	Pounds	US$/lb.	Pounds	US$/lb.
Receivable positions
Copper	65	$2.80	93	$2.70
Zinc	239	$1.04	208	$1.12
Lead	74	$0.87	24	$0.91
Payable positions
Zinc payable	79	$1.04	77	$1.12
Lead payable	10	$0.87	16	$0.91
The following represents the effect on profit attributable to shareholders from a 10% change in commodity prices, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2019. There is no effect on other comprehensive income.

	Price on December 31,		Change in Profit Attributable to Shareholders
(CAD$ in millions, except for US$/lb. data)	2019	2018	2019	2018
Copper	US$2.80/lb	US$2.70/lb	$14	$21
Zinc	US$1.04/lb	US$1.12/lb	$7	$7

Schedules of Risks Arising from Financial Instruments
Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense) (Note 9)
	2019	2018
Zinc derivatives	$(4)	$(40)
Lead derivatives	(2)	(4)
Settlement receivables and payables	(49)	(117)
Contingent zinc escalation payment embedded derivative (c)	1	13
Gold stream embedded derivative (c)	15	(1)
Silver stream embedded derivative (c)	7	(4)
	$(32)	$(153)
A summary of these derivative contracts and related fair values as at December 31, 2019 is as follows:

Derivatives not designated as hedging instruments	Quantity	Average Price of Purchase Commitments	Average Price of Sale Commitments	Fair Value Asset (Liability) (CAD$ in millions)
Zinc swaps	77 million lbs.	US$1.04/lb.	US$1.02/lb.	$(2)
Lead swaps	50 million lbs.	US$0.89/lb.	US$0.88/lb.	(1)
				$(3)